Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 4,941,497	¥ 32,010,028	¥ 83,791,794
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,684,418	10,911,322	32,386,037
Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	4,323	28,000	17,982,070
Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	10,799	69,956	16,378,817
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,986,940	12,871,000	4,190,818
Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	21,717	140,676	3,492,159
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,133	7,338	4,016,706
Gopher Nuobao Asset Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	810,073	5,247,490	2,392,147
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	5,630	36,472	2,108,805
Gopher Capital GP
Related Party Transaction [Line Items]
Deferred revenue from related parties	412,142	2,669,774	¥ 844,235
Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 4,322	¥ 28,000